SEWARD & KISSEL LLP
1200 G Street, N.W.
Washington, DC 20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184
www.sewkis.com

                                       February 25, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Sequoia Fund, Inc. (the "Company") File Nos.: 2-35566 and 811-1976

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, the Company hereby submits Post-Effective Amendment No. 58 to the Company's Registration Statement ("PEA# 58").  We are making this filing to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13, 2009).  PEA# 58 is marked in accordance with Rule 310 of Regulation S-T to show changes from Post-Effective Amendment No. 57.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned or Paul Miller at (202) 737-8833.

Sincerely,

/s/Young Seo

Young Seo, Esq.
Seward & Kissel LLP

Enclosures

cc: Paul M. Miller. Esq.

SK 69900 0020 1076010v1